PROPERTY, PLANT AND EQUIPMENT - Schedule of Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 419,965	$ 438,255	$ 501,876
Batteries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	360,853	357,842	380,273
Machinery equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,061	38,134	63,083
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	540	876	1,479
Tooling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,661	4,060	3,394
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	176	86	750
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,080	7,291	6,672
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 20,594	$ 29,966	$ 46,225